Defined Contribution Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Defined Contribution Plan
16.	Defined Contribution Plan
We have defined contribution plans, under which we contribute based on a percentage of the employees’ elected contributions. We will have no legal or constructive obligation to pay further amounts. Obligations for contributions to defined contribution plans are recognized within selling, general and administrative expenses and research and development in the condensed consolidated statements of operations and comprehensive loss. Defined contributions were $0.2 million and $0.1 million for the three months ended September 30, 2021 and 2020, respectively. Defined contributions were $0.6 million and $0.4 million for the nine months ended September 30, 2021 and 2020, respectively.

15.	Defined Contribution Plan
We have defined contribution plans, under which we contribute based on a percentage of the employees’ elected contributions. We will have no legal or constructive obligation to pay further amounts. The contributions made by us for the years ended December 31, 2020 and 2019 was $0.5 million and $0.4 million, respectively.